Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivable as of December 31, 2022 and 2021, consist of the following:

	Balance as of December 31,
	2022	2021
Trade receivables	125,437	227,343
Tax receivables	45,680	59,350
Prepayments	11,827	9,342
Other accounts receivable	17,390	11,108
Total	200,334	307,143

Trade receivables in foreign currency
Trade receivables in foreign currency as of December 31, 2022 and 2021, are as follows:

	Balance as of December 31,
	2022	2021
Euro	4,088	65,854
South African Rand	23,416	24,513
Chilean peso	5,037	3,386
Other	3,974	9,944
Total	36,515	103,697